RELATED PARTY TRANSACTIONS - Anta Sports transactions (Details) - ANTA Sports and subsidiaries - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of transactions between related parties [line items]
Purchases of goods and services from ANTA Sports and subsidiaries	$ 9.6	$ 1.9
Sales of goods and services to ANTA Sports and subsidiaries	$ 7.4	$ 2.4